                        LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                                    NMAAR0730200

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
   TED GIULIANO & CATHERINE WATERWORTH, PORTFOLIO CO-MANAGERS
   The Portfolio provided a 1.48% total return during the one-year period ended December 31, 1999, while its benchmark, the Merrill Lynch 1-3 Year Treasury Index, provided a 3.06% total return(1). The portfolio's 30-day yield at the end of the quarter was 6.22%.
   Overall, 1999 was an unrewarding one for most segments of the U.S. fixed-income market, including the limited-maturity sector. The Federal Reserve Board implemented three interest-rate hikes between June and November in an attempt to forestall a reacceleration of inflation in a fast-growing economy. Although these influences did not inhibit a relatively broad-based rally in the U.S. stock market, the bond market continued to deteriorate amid fears that inflationary pressures might re-emerge.
   In this unfriendly interest rate environment, bond returns were lackluster. In fact, the 30-year U.S. Treasury bond had a -14.9% rate of return in 1999, its worst performance since issuance began in 1977. The portfolio co-managers, Ted Giuliano and Catherine Waterworth, believe that the recent market environment highlights the advantage of a limited-maturity investment strategy. When longer-term and riskier sectors of the bond market lose money, limited-maturity portfolios are better positioned to deliver positive returns as income offsets the price depreciation caused by rising interest rates.
   The portfolio co-managers attribute the portfolio's relative under performance to its average duration, which was more than a year longer than the benchmark during mid-year. The portfolio's duration was longer than the benchmark's because, in the portfolio co-managers' view, bond yields adequately reflected a possible tightening by the Federal Reserve. However, as growth continued to accelerate and stock indices moved to record highs, bond yields moved higher as investors became concerned that Federal Reserve action would be more drastic. Therefore, the portfolio's longer duration affected relative performance.
   The bond rally prior to the Federal Reserve meeting in November provided the opportunity to begin shortening the portfolio's duration. With the Federal Reserve concerned about how fast the economy can grow without re-igniting inflation, the portfolio co-managers maintained the portfolio's defensive posture through the end of the year.
   Sectors other than the U.S. Treasury sectors provided an area of opportunity in the domestic fixed-income market toward the end of the year. Specifically, corporate bonds, mortgage-backed and asset-backed securities returned to favor and outperformed U.S. Treasury securities. Investors had previously shunned these securities because of fears over heavy issuance and a liquidity preference for Treasuries due to Y2K concerns. When issuance was less than expected and liquidity concerns dissipated, spreads on these securities contracted. The portfolio had substantial exposure to corporate bonds (39.3% of net assets as of December 31, 1999) and mortgage-backed securities (23.1% of net assets), and it benefited from their yield advantage.
   Although it was a difficult quarter and year for bond investors, the portfolio co-managers remain optimistic about the fixed-income markets going into the new year. Giuliano and Waterworth point out that fixed-income returns have been sub-par over the last two years, but long bond rates have risen almost 1.80% from their trough reached in October 1998 and inflation remains tame.

(1)1.48%, 5.52%, and 5.86% were the average annual total returns for the 1-, 5-, and 10-year periods ended December 31, 1999. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses of the insurance companies.

   The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gains distributions. The Portfolio may invest in many securities not included in the above-described index.

   The composition, industries and holdings of the Portfolio are subject to change.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                LIMITED MATURITY   MERRILL LYNCH 1-3
                                 BOND PORTFOLIO   YEAR TREASURY INDEX
1989                                     $10,000              $10,000
1990                                     $10,832              $10,973
1991                                     $12,061              $12,254
1992                                     $12,686              $13,026
1993                                     $13,526              $13,731
1994                                     $13,505              $13,809
1995                                     $14,982              $15,328
1996                                     $15,627              $16,091
1997                                     $16,681              $17,162
1998                                     $17,413              $18,363
1999                                     $17,670              $18,925
AVERAGE ANNUAL TOTAL RETURN(1)
                                LIMITED MATURITY        MERRILL LYNCH
                                  BOND PORTFOLIO          1-3(2) YEAR
                                                       TREASURY INDEX
1 Year                                    +1.48%               +3.06%
5 Year                                    +5.52%               +6.51%
10 Year                                   +5.86%               +6.59%
Life of Fund                              +7.46%               +7.87%

   Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio (the "Fund") commenced operations on 9/10/84.

1. "Total Return" includes reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and distributions. The Series may invest in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $247,740,557
      Receivable for Trust shares sold                   824,764
                                                    -------------
                                                     248,565,321
                                                    -------------
LIABILITIES
      Payable to administrator (Note B)                   84,517
      Accrued expenses                                    67,616
      Payable for Trust shares redeemed                   57,093
                                                    -------------
                                                         209,226
                                                    -------------
NET ASSETS at value                                 $248,356,095
                                                    -------------

NET ASSETS consist of:
      Par value                                     $     18,759
      Paid-in capital in excess of par value         256,514,043
      Accumulated undistributed net investment
       income                                         15,290,489
      Accumulated net realized losses on
       investment                                    (16,574,078)
      Net unrealized depreciation in value of
       investment                                     (6,893,118)
                                                    -------------
NET ASSETS at value                                 $248,356,095
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                    18,758,629
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                   $13.24
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Investment income from Series (Note A)           $17,199,080
                                                     ------------
    Expenses:
      Administration fee (Note B)                      1,045,756
      Shareholder reports                                 73,402
      Legal fees                                          16,134
      Trustees' fees and expenses                         13,170
      Custodian fees                                      10,000
      Auditing fees                                        4,363
      Registration and filing fees                           211
      Miscellaneous                                        2,553
      Expenses from Series (Notes A & B)                 831,953
                                                     ------------
        Total expenses                                 1,997,542
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                        (8,453)
                                                     ------------
        Total net expenses                             1,989,089
                                                     ------------
        Net investment income                         15,209,991
                                                     ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized loss on investment securities        (4,081,516)
    Net realized loss on financial futures
     contracts                                          (496,794)
    Net realized loss on foreign currency
     transactions                                         (7,562)
    Change in net unrealized appreciation
     (depreciation) of investment securities,
     financial futures contracts, translation of
     assets and liabilities in foreign currencies,
     and foreign currency contracts                   (6,926,317)
                                                     ------------
        Net loss on investments from Series
        (Note A)                                     (11,512,189)
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $ 3,697,802
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                  Year Ended
                                                 December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $ 15,209,991  $ 15,492,534
    Net realized loss on investments
     from Series (Note A)                   (4,585,872)   (3,319,286)
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)       (6,926,317)     (833,356)
                                          --------------------------
    Net increase in net assets resulting
     from operations                         3,697,802    11,339,892
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                  (15,115,273)  (15,689,177)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               68,525,498   112,009,422
    Proceeds from reinvestment of
     dividends                              15,115,273    15,689,177
    Payments for shares redeemed          (101,212,944)  (97,115,316)
                                          --------------------------
    Net increase (decrease) from Trust
     share transactions                    (17,572,173)   30,583,283
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (28,989,644)   26,233,998
NET ASSETS:
    Beginning of year                      277,345,739   251,111,741
                                          --------------------------
    End of year                           $248,356,095  $277,345,739
                                          --------------------------
    Accumulated undistributed net
     investment income at end of year     $ 15,290,489  $ 15,054,976
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                     5,175,651     8,173,628
    Issued on reinvestment of dividends      1,162,713     1,173,461
    Redeemed                                (7,643,903)   (7,069,183)
                                          --------------------------
    Net increase (decrease) in shares
     outstanding                            (1,305,539)    2,277,906
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated
   May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Limited Maturity Bond Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,955,974, $296,579, $1,871,355, $2,478,607, and $3,975,890
   expiring in 2002, 2004, 2005, 2006, and 2007, respectively, determined as of December 31, 1999), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1999, no reimbursement to the Fund was required.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $8,453.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1999, additions and reductions in the Fund's investment in its Series amounted to $29,703,133 and $63,524,386, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                        Year Ended December 31,
                                              1999      1998      1997      1996      1995
                                             ----------------------------------------------
Net Asset Value, Beginning of Year           $13.82    $14.12    $14.05    $14.71    $14.02
                                             ----------------------------------------------
Income From Investment Operations
    Net Investment Income                       .77       .80       .88       .92       .82
    Net Gains or Losses on Securities
     (both realized and unrealized)            (.58)     (.21)      .02      (.34)      .65
                                             ----------------------------------------------
      Total From Investment Operations          .19       .59       .90       .58      1.47
                                             ----------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.77)     (.89)     (.83)    (1.24)     (.78)
                                             ----------------------------------------------
Net Asset Value, End of Year                 $13.24    $13.82    $14.12    $14.05    $14.71
                                             ----------------------------------------------
Total Return(3)                               +1.48%    +4.39%    +6.74%    +4.31%   +10.94%
                                             ----------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $248.4    $277.3    $251.1    $256.9    $238.9
                                             ----------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                              .76%      .76%      .77%      .78%      .71%
                                             ----------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                     .76%      .76%      .77%      .78%      .71%
                                             ----------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        5.81%     5.83%     6.27%     6.01%     5.99%
                                             ----------------------------------------------
    Portfolio Turnover Rate(5)                   --        --        --        --        27%
                                             ----------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Limited Maturity Bond Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Limited Maturity Bond Portfolio

   We have audited the accompanying statement of assets and liabilities of Limited Maturity Bond Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Maturity Bond Portfolio of Neuberger Berman Advisers Management Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                                     [SIGNATURE]
Boston, Massachusetts
January 28, 2000

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

  Principal                                                                               Rating(1)           Market
    Amount                                                                            Moody's      S&P       Value(2)
--------------                                                                       ---------  ---------  ------------

                  U.S. TREASURY SECURITIES (1.6%)
   $ 4,155,107    U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07
                  (COST $4,119,226)                                                    TSY         TSY     $  3,914,065
                                                                                                           ------------
                  U.S. GOVERNMENT AGENCY SECURITIES (12.4%)
     5,460,000    Fannie Mae, Discount Notes, 5.00%, due 1/6/00                        AGY         AGY        5,456,208
    20,000,000    Freddie Mac, Discount Notes, 5.68%, due 1/13/00                      AGY         AGY       19,962,133
     5,680,000    Fannie Mae, Notes, 5.625%, due 5/14/04                               AGY         AGY        5,429,013
                                                                                                           ------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $31,076,986)                                 30,847,354
                                                                                                           ------------
                  MORTGAGE-BACKED SECURITIES (23.1%)
     1,958,937    GE Capital Mortgage Services, Inc., REMIC Pass-Through
                  Certificates, Ser. 1998-25, Class B3, 6.25%, due 12/25/28            BB(3)                  1,275,150(4)
       763,890    BA Mortgage Securities, Inc., Mortgage Pass-Through Certificates,
                  Ser. 1998-6, 6.25%, due 12/26/28                                     BB(3)                    496,051(4)
     1,307,448    PNC Mortgage Securities Corp., Pass-Through Certificates,
                  Ser. 1999-1, Class 1B4, 6.25%, due 2/25/29                           BB(3)                    846,165(4)
     1,145,288    GE Capital Mortgage Services, Inc., REMIC Pass-Through
                  Certificates, Ser. 1999-2, Class B3, 6.50%, due 4/25/29              BB(3)                    766,696(4)
       879,751    GE Capital Mortgage Services, Inc., REMIC Pass-Through
                  Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29             BB(3)                    593,007(4)
       755,745    Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through
                  Certificates, Ser. 1998-HF2, 6.01%, due 11/15/30                     BB(3)                    507,530(4)
FANNIE MAE
     3,579,615    Pass-Through Certificates, 7.00%, due 6/1/11                         AGY         AGY        3,570,911
     3,629,987    Pass-Through Certificates, 6.50%, due 5/1/13                         AGY         AGY        3,535,983
FREDDIE MAC
        53,378    Mortgage Participation Certificates, 10.00%, due 4/1/20              AGY         AGY           57,191
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     6,699,380    Pass-Through Certificates, 6.50%, due 12/15/28                       AGY         AGY        6,301,498
    29,983,823    Pass-Through Certificates, 7.00%, due 3/15/28-1/15/29                AGY         AGY       29,027,501
     2,329,118    Pass-Through Certificates, 8.00%, due 12/15/22-7/15/29               AGY         AGY        2,352,007
     7,750,000    Pass-Through Certificates, 8.00%, TBA, 30 Year Maturity              AGY         AGY        7,827,500
                                                                                                           ------------
                  TOTAL MORTGAGE-BACKED SECURITIES (COST $59,865,871)                                        57,157,190
                                                                                                           ------------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                                                               Rating(1)           Market
    Amount                                                                            Moody's      S&P       Value(2)
--------------                                                                       ---------  ---------  ------------

                  ASSET-BACKED SECURITIES (4.2%)
   $ 5,070,000    Ford Credit Auto Loan Master Trust, Auto Loan Certificates,
                  Ser. 1996-1, 5.50%, due 2/15/03                                      Aaa         AAA     $  5,008,527
       683,777    Navistar Financial Owner Trust, Ser. 1996-B, Class A-3, 6.33%,
                  due 4/21/03                                                          Aaa         AAA          683,726
     3,790,000    Chemical Master Credit Card Trust 1, Ser. 1995-2, Class A, 6.23%,
                  due 6/15/03                                                          Aaa         AAA        3,790,283
       919,468    Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A, 5.90%,
                  due 7/15/03                                                          Aaa         AAA          916,103
                                                                                                           ------------
                  TOTAL ASSET-BACKED SECURITIES (COST $10,521,577)                                           10,398,639
                                                                                                           ------------
                  BANKS & FINANCIAL INSTITUTIONS (12.6%)
     6,050,000    Associates Pass-Through Asset Trust, Ser. 1997-1, 6.45%,
                  due 9/15/00                                                          Aa3         AA-        6,061,047(4)
     4,180,000    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.89%,
                  due 10/10/00                                                          A3          A         4,184,921
     2,900,000    Countrywide Home Loans, Inc., Notes, 5.62%, due 10/16/00              A3          A         2,871,053
     5,200,000    Capital One Bank, Bank Notes, 5.95%, due 2/15/01                     Baa2       BBB-        5,125,340
     3,760,000    Morgan Stanley, Dean Witter, & Co., Global Medium-Term Notes,
                  Ser. C, 6.09%, due 3/9/01                                            Aa3         A+         3,723,996
     4,870,000    Household Finance Corp., Senior Medium-Term Notes, 6.06%,
                  due 5/14/01                                                           A2          A         4,808,057
     1,200,000    Dime Bancorp, Inc., Notes, 7.00%, due 7/25/01                        Ba1        BBB-        1,188,684
     2,570,000    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 7.00%,
                  due 5/15/03                                                           A3          A         2,530,618
       810,000    Bank United Corp., Medium-Term Notes, Ser. A, 8.00%, due 3/15/09     Ba2        BBB-          749,773
                                                                                                           ------------
                  TOTAL BANKS & FINANCIAL INSTITUTIONS (COST $31,531,245)                                    31,243,489
                                                                                                           ------------
                  CORPORATE DEBT SECURITIES (26.7%)
     4,450,000    Norfolk Southern Corp., Notes, 6.70%, due 5/1/00                     Baa1       BBB+        4,453,001
     1,970,000    Chesapeake Corp., Notes, 10.375%, due 10/1/00                        Ba1         BBB        2,014,214
     1,610,000    BHP Finance (USA) Ltd., Guaranteed Notes, 5.625%, due 11/1/00         A3         A-         1,594,881
     2,027,000    Safeway Inc., Notes, 5.75%, due 11/15/00                             Baa2        BBB        2,012,947
     2,550,000    AT&T Capital Corp., Notes, 6.875%, due 1/16/01                        A1         A+         2,550,539
     1,710,000    Fort James Corp., Notes, 6.234%, due 3/15/01                         Baa2        BBB        1,692,719
     1,345,000    CMS Energy Corp., Senior Notes, 8.00%, due 7/1/01                    Ba3         BB         1,333,919
     2,700,000    Telecom Argentina Stet-France SA, Medium-Term Notes, 9.75%,
                  due 7/12/01                                                           B1        BBB-        2,700,000(4)
     1,940,000    Colonial Realty Limited Partnership, Senior Notes, 7.50%,
                  due 7/15/01                                                          Baa3       BBB-        1,922,963
       910,000    USA Waste Services, Inc., Senior Notes, 6.125%, due 7/15/01          Ba1         BBB          869,068

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                                                               Rating(1)           Market
    Amount                                                                            Moody's      S&P       Value(2)
--------------                                                                       ---------  ---------  ------------

   $ 1,715,000    Cox Communications, Inc., Notes, 7.00%, due 8/15/01                  Baa2       BBB+     $  1,707,636
     2,625,000    Texas Utilities Co., Notes, 5.94%, due 10/15/01                      Baa3        BBB        2,579,759
       410,000    Times Mirror Co., Notes, 6.65%, due 10/15/01                          A2          A           407,179
     2,000,000    Tyco International Ltd., Notes, 6.50%, due 11/1/01                    A3         A-         1,963,264
     1,499,000    Marlin Water Trust, Senior Secured Notes, 7.09%, due 12/15/01        Baa2        BBB        1,469,802(4)
     2,800,000    ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02            Baa1        A-         2,794,725
       870,000    Century Communications Corp., Senior Notes, 9.75%, due 2/15/02        B1         BB-          876,525
       375,000    Stone Container Corp., Senior Subordinated Debentures, 12.25%,
                  due 4/1/02                                                            B3         B-           375,937
       800,000    Comdisco, Senior Notes, 7.25%, due 9/1/02                            Baa1       BBB+          788,947
     2,855,000    Crown Cork & Seal Co., Inc., Notes, 7.125%, due 9/1/02               Baa2        BBB        2,808,484
     1,950,000    Fort James Corp., Senior Notes, 6.50%, due 9/15/02                   Baa2        BBB        1,904,320
     2,330,000    Conseco Inc., Notes, 8.50%, due 10/15/02                             Baa3       BBB+        2,361,487
     1,300,000    American Standard Inc., Senior Notes, 7.125%, due 2/15/03            Ba3         BB-        1,246,375
     3,315,000    Stewart Enterprises, Inc., Notes, 6.40%, due 5/1/03                  Ba2         BBB        2,794,545
       440,000    Core-Mark International, Inc., Senior Subordinated Notes,
                  11.375%, due 9/15/03                                                  B3          B           418,000
     2,000,000    Akzo Nobel Inc., Guaranteed Notes, 6.00%, due 11/15/03                A2          A         1,895,048(4)
       505,000    Loomis Fargo & Co., Senior Subordinated Notes, 10.00%,
                  due 1/15/04                                                           B3          B           500,581
     1,430,000    PDVSA Finance Ltd., Notes, 8.75%, due 2/15/04                         A3                    1,391,774(4)
       570,000    EOP Operating Limited Partnership, Notes, 6.625%, due 2/15/05        Baa1       BBB+          540,949
       800,000    WestPoint Stevens Inc., Senior Notes, 7.875%, due 6/15/05            Ba3         BB           734,000
     3,680,000    Heritage Media Corp., Senior Subordinated Notes, 8.75%,
                  due 2/15/06                                                          Ba3         BB+        3,749,000
       600,000    Calpine Corp., Senior Notes, 7.625%, due 4/15/06                     Ba1         BB+          574,500
       610,000    Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.625%,
                  due 8/15/06                                                          Caa1         B           585,600
     2,130,000    Time Warner Inc., Notes, 8.11%, due 8/15/06                          Baa3        BBB        2,176,715
        25,000    Newport News Shipbuilding Inc., Senior Subordinated Notes, 9.25%,
                  due 12/1/06                                                           B1         B+            25,187
       645,000    GFSI Inc., Senior Subordinated Notes, 9.625%, due 3/1/07              B3         B-           388,612
       720,000    Jones Intercable, Inc., Senior Notes, 8.875%, due 4/1/07             Baa3       BBB-          740,052
     1,195,000    Owens-Illinois, Inc., Senior Debentures, 8.10%, due 5/15/07         Ba1(5)     BB+(5)       1,142,208
       100,000    Safety Components International, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                 Caa1       CCC-           40,000
       585,000    HydroChem Industrial Services, Inc., Senior Subordinated Notes,
                  Ser. B, 10.375%, due 8/1/07                                          Caa1        B-           510,412
     1,720,000    Interpool, Inc., Notes, 7.20%, due 8/1/07                           Ba1(6)     BB+(6)       1,435,041

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Limited Maturity Bond Investments

  Principal                                                                               Rating(1)           Market
    Amount                                                                            Moody's      S&P       Value(2)
--------------                                                                       ---------  ---------  ------------

     $ 300,000    NBTY, Inc., Senior Subordinated Notes, Ser. B, 8.625%,
                  due 9/15/07                                                           B1         B+      $    276,000
       640,000    Thiokol Corp., Senior Notes, 6.625%, due 3/1/08                      Baa3        BBB          575,339
       430,000    IMPAC Group, Inc., Senior Subordinated Notes, 10.125%,
                  due 3/15/08                                                           B3         B-           391,837
       335,000    Trans-Resources, Inc., Senior Notes, Ser. B, 10.75%, due 3/15/08      B3         B-           294,381
       800,000    Global Crossing Holdings Ltd., Senior Notes, 9.625%, due 5/15/08    Ba2(5)      BB(5)         796,000
       540,000    Aqua-Chem, Inc., Senior Subordinated Notes, 11.25%, due 7/1/08       Caa2       CCC+          306,450
        60,000    KinderCare Learning Centers, Inc., Senior Subordinated Notes,
                  Ser. B, 9.50%, due 2/15/09                                            B3         B-            58,050
     1,400,000    Liberty Media Group, Notes, 7.875%, due 7/15/09                      Baa3       BBB-        1,389,345(4)
                                                                                                           ------------
                  TOTAL CORPORATE DEBT SECURITIES (COST $69,007,552)                                         66,158,317
                                                                                                           ------------
                  FOREIGN SECURITIES(7) (5.3%)
 CAD 5,465,000    Canadian Government, 5.00%, due 12/1/00                              Aa1         AAA        3,765,114
SEK 31,900,000    Kingdom of Sweden, 13.00%, due 6/15/01                               Aaa         AAA        4,171,106
 AUD 8,300,000    Asian Development Bank, 5.375%, due 9/15/03                          Aaa         AAA        5,146,534
                                                                                                           ------------
                  TOTAL FOREIGN SECURITIES (COST $13,470,934)                                                13,082,754
                                                                                                           ------------
                  CORPORATE COMMERCIAL PAPER (16.1%)
    10,000,000    Ford Motor Credit Co., 6.48%, due 1/6/00                             P-1         A-1        9,991,000
    10,000,000    Goldman Sachs Group, L.P., 6.45%, due 1/10/00                        P-1        A-1+        9,983,875
    10,000,000    Prudential Funding Corp., 6.52%, due 1/11/00                         P-1         A-1        9,981,889
    10,000,000    BMW U.S. Capital Corp., 6.42%, due 1/14/00                           P-1         A-1        9,976,817
                                                                                                           ------------
                  TOTAL CORPORATE COMMERCIAL PAPER (COST $39,933,581)                                        39,933,581(8)
                                                                                                           ------------
                  TOTAL INVESTMENTS (102.0%) (COST $259,526,972)                                            252,735,389(9)
                  Liabilities, less cash, receivables and other assets [(2.0%)]                              (4,994,831)
                                                                                                           ------------
                  TOTAL NET ASSETS (100.0%)                                                                $247,740,558
                                                                                                           ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments
1) Credit ratings are unaudited.
2) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At December 31, 1999, these securities amounted to $19,391,615 or 7.8% of net assets.
5) Rated BBB- by Duff & Phelps Credit Rating Co.
6) Rated BBB by Fitch Investors Services, Inc.
7) Principal amount is stated in the currency in which the security is denominated.
   AUD-Australian Dollar
   CAD-Canadian Dollar
   SEK-Swedish Krona
8) At cost, which approximates market value.
9) At December 31, 1999, the cost of investments for U.S. Federal income tax purposes was $259,526,972. Gross unrealized appreciation of investments was $210,190 and gross unrealized depreciation of investments was $7,001,773, resulting in net unrealized depreciation of $6,791,583, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $252,735,389
      Cash                                                 5,562
      Interest receivable                              3,041,695
      Deferred organization costs (Note A)                 5,344
      Prepaid expenses and other assets                    3,859
                                                    -------------
                                                     255,791,849
                                                    -------------
LIABILITIES
      Payable for securities purchased                 7,866,250
      Net payable for forward foreign currency
       exchange contracts purchased (Note C)              97,804
      Payable to investment manager (Note B)              52,844
      Accrued expenses                                    34,393
                                                    -------------
                                                       8,051,291
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $247,740,558
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $254,633,676
      Net unrealized depreciation in value of
       investment securities, translation of
       assets and liabilities in foreign
       currencies, and foreign currency contracts     (6,893,118)
                                                    -------------
NET ASSETS                                          $247,740,558
                                                    -------------
*Cost of investments                                $259,526,972
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Interest income                                  $17,199,080
                                                     ------------
    Expenses:
      Investment management fee (Note B)                 653,890
      Custodian fees (Note B)                            110,450
      Amortization of deferred organization and
       initial offering expenses (Note A)                 16,119
      Auditing fees                                       14,173
      Trustees' fees and expenses                         13,315
      Legal fees                                          10,953
      Accounting fees                                     10,000
      Insurance expense                                    2,824
      Miscellaneous                                          229
                                                     ------------
        Total expenses                                   831,953
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                        (8,453)
                                                     ------------
        Total net expenses                               823,500
                                                     ------------
        Net investment income                         16,375,580
                                                     ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                             (4,081,516)
    Net realized loss on financial futures
     contracts (Note A)                                 (496,794)
    Net realized loss on foreign currency
     transactions (Note A)                                (7,562)
    Change in net unrealized appreciation
     (depreciation) of investment securities,
     financial futures contracts, translation of
     assets and liabilities in foreign currencies,
     and foreign currency contracts (Note A)          (6,926,317)
                                                     ------------
        Net loss on investments                      (11,512,189)
                                                     ------------
        Net increase in net assets resulting from
        operations                                   $ 4,863,391
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                  Year Ended
                                                 December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $ 16,375,580  $ 16,666,308
    Net realized loss on investments        (4,585,872)   (3,319,286)
    Change in net unrealized
     appreciation (depreciation) of
     investments                            (6,926,317)     (833,356)
                                          --------------------------
    Net increase in net assets resulting
     from operations                         4,863,391    12,513,666
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               29,703,133    72,773,079
    Reductions                             (63,524,386)  (59,246,056)
                                          --------------------------
    Net increase (decrease) in net
     assets resulting from transactions
     in investors' beneficial interests    (33,821,253)   13,527,023
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (28,957,862)   26,040,689
NET ASSETS:
    Beginning of year                      276,698,420   250,657,731
                                          --------------------------
    End of year                           $247,740,558  $276,698,420
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Limited Maturity Bond Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
8) ORGANIZATION EXPENSES: Organization expenses incurred by the Series are being amortized on a straight-line basis over a five-year period. At December 31, 1999, the unamortized balance of such expenses amounted to $5,344.

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
10) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For U.S. Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
       During the year ended December 31, 1999, the Series had entered into various financial futures contracts. At December 31, 1999, there were no open positions.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $8,453.

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $329,108,113 and $370,491,753, respectively.
   During the year ended December 31, 1999, the Series had entered into various contracts to deliver currencies at specified future dates. At December 31, 1999, open contracts were as follows:

                                                                                                              NET
                                                 CONTRACTS     IN EXCHANGE    SETTLEMENT                   UNREALIZED
SALES                                            TO DELIVER        FOR           DATE         VALUE       DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Australian Dollar                                4,450,000     $2,825,172     02/02/2000    $2,922,976       $97,804

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Limited Maturity Bond Investments

                                                                                            Period from
                                                                                         May 1, 1995(1) to
                                                     Year Ended December 31,               December 31,
                                              1999       1998       1997       1996            1995
                                             -------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)                              .32%       .31%       .32%       .33%            .32%(3)
                                             -------------------------------------------------------------
  Net Expenses                                   .31%       .31%       .32%       .33%            .32%(3)
                                             -------------------------------------------------------------
  Net Investment Income                         6.25%      6.27%      6.71%      6.46%           6.34%(3)
                                             -------------------------------------------------------------
Portfolio Turnover Rate                          139%        44%        86%       132%             78%
                                             -------------------------------------------------------------
Net Assets, End of Year (in millions)         $247.7     $276.7     $250.7     $256.8          $325.6
                                             -------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Limited Maturity Bond Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Limited Maturity Bond Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Limited Maturity Bond Investments of Advisers Managers Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000